Summary of Accounting Policies - Business Acquisitions and Other Non-Cash Activity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) bbl	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Non-controlling interest	$ 1,646,609	$ 1,667,936
Cost method investment	$ 7,872	$ 7,884
Maximum [Member]
Business Acquisition [Line Items]
Cash and Cash Equivalents, Short-term Investments, Maturity Period	3 months
Minnesota Pipe Line Company [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	17.00%
Pipeline Capacity, Barrels per Day | bbl	465,000